U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 5, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Kensington Credit Opportunities ETF and Kensington Hedged Premium Income ETF (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated April 30, 2026, and filed electronically as Post-Effective Amendment No. 644 under the 1933 Act, and Amendment No. 645 under the 1940 Act, to the Trust’s Registration Statement on Form N-1A filed on April 29, 2026 (Accession No. 0000894189-26-013821).

If you have any questions or require further information, do not hesitate to contact me at 341-444-8827 or jason.venner@usbank.com.

Sincerely,

/s/ Jason M. Venner

Jason M. Venner
Secretary of Managed Portfolio Series

cc: Christopher D. Menconi, Morgan, Lewis & Bockius LLP